INVESTMENTS	12 Months Ended
Jun. 30, 2025
EBP Japan
EBP, Schedule of Asset Held for Investment [Line Items]
INVESTMENTS	INVESTMENTS
The investments held by the Plan as of June 30, 2025, 2024 and 2023, and the related unrealized fair value gain (loss) and unrealized foreign exchange gain (loss) for the years ended June 30, 2025, 2024 and 2023, were as follows:

	2025	2024	2023
Number of shares	994,167	1,060,102	1,134,650
Cost	¥26,308,145,092	¥23,463,946,070	¥22,328,905,270
Unrealized fair value gain (loss)	(845,369,895)	2,175,341,330	1,296,047,592
Unrealized foreign exchange gain (loss)	(2,526,043,751)	2,520,906,356	1,338,235,115
Market value	¥22,936,731,446	¥28,160,193,757	¥24,963,187,977

The realized gain on sale of stock for the years ended June 30, 2025, 2024 and 2023, was determined as follows:

	2025	2024	2023
Proceeds on sale of shares	¥3,592,011,406	¥3,692,450,006	¥2,262,501,794
Cost	3,522,418,823	3,549,892,766	2,233,772,464
Realized fair value gain	¥69,592,583	¥142,557,240	¥28,729,330